SCHEDULE OF SIGNIFICANT COMPONENTS OF THE DEFERRED TAX ASSETS AND LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	¥ 362,315	¥ 1,328,662
Deductible advertising expense	1,302	93,960
Leases	387,520	195,166
Provision for credit losses and inventories	6,543	9,298
Less: valuation allowance	(360,327)	(1,424,137)	¥ (1,977,402)	¥ (2,187,715)
Net deferred tax assets	397,353	202,949
Leases	(397,353)	(202,949)
Total deferred tax liabilities	¥ (397,353)	¥ (202,949)